Note 6 - Employee Benefit Plans (Details) - Weighted-Average Actuarial Assumptions	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Weighted-Average Actuarial Assumptions [Abstract]
Discount rate	5.00%	4.00%
Expected return on plan assets	7.00%	8.50%